INVENTORY - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Finished goods	$ 461	$ 293
Raw materials	208	96
Work in progress	66	55
Total	$ 735	$ 444